Capital Management - Main Credit Ratings of ING (Detail)	12 Months Ended
Dec. 31, 2018
Standard And Poor [Member]
Disclosure of Capital Management [Line Items]
CreditRatingsOnLongtermDebtDescription	A-
Standard And Poor [Member] | ING Bank N.V. [member]
Disclosure of Capital Management [Line Items]
CreditRatingsOnLongtermDebtDescription	A+
CreditRatingsOnShortTermDebtDescription	A-1
Moodys [Member]
Disclosure of Capital Management [Line Items]
CreditRatingsOnLongtermDebtDescription	Baa1
Moodys [Member] | ING Bank N.V. [member]
Disclosure of Capital Management [Line Items]
CreditRatingsOnLongtermDebtDescription	Aa3
CreditRatingsOnShortTermDebtDescription	P-1
Fitch [Member]
Disclosure of Capital Management [Line Items]
CreditRatingsOnLongtermDebtDescription	A+
Fitch [Member] | ING Bank N.V. [member]
Disclosure of Capital Management [Line Items]
CreditRatingsOnLongtermDebtDescription	A+
CreditRatingsOnShortTermDebtDescription	F1